Great-West Life & Annuity Insurance Company
                                          8515 East Orchard Road
                                        Englewood, Colorado  80111









September 11, 1997



Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

ATTENTION:        Filing Desk

RE:      FutureFunds Series Account
          497 (e) Filing (File No. 2-89550)
         Great-West Life & Annuity Insurance Company


Dear Filing Desk:

Enclosed for filing is a 497(e) filing for FutureFunds Series Account. The purpose of this filing is to add new investment options available through the Account.

Please contact me at the above number or Mr. Chris Menconi of Jorden Burt Berenson & Johnson at (202) 965-8129 with any questions or comments you may have concerning the enclosed.

Sincerely,

/s/ Beverly A. Byrne

Beverly A. Byrne
Assistant Vice President
and Associate Counsel

                          Rule 497(e)
                          File No.  2-89550
                                            FutureFunds Series Account
                                                        of
                                    Great-West Life & Annuity Insurance Company

                                                     Effective
                                                September 11, 1997


On Page 1 of the prospectus, in the last paragraph the number of Investment Divisions should be revised from "eighteen" to "twenty-eight" and the number of Investment Divisions that invest in shares of the portfolios of Maxim Series Fund, Inc. should be revised from "fourteen" to "twenty-four."

On Page 2 of the prospectus, please add the following Investment Divisions:

MaximValue Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index. The Russell 1000 Value Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting value potential.

MaximGrowth Index Portfolio seeks to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index. The Russell 1000 Growth Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting growth potential.

MaximSmall-Cap Aggressive Growth Portfolio seeks long-term capital growth by investing in common stocks or their equivalent emphasizing securities believed to be undervalued by the market.

MaximBlue Chip Portfolio seeks long-term growth of capital and income by investing primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

MaximMidCap  Growth   Portfolio  seeks   long-term   appreciation  by  investing
     primarily in common stocks of medium-sized (mid-cap) growth companies. The Portfolio will normally invest at least 65% of its assets in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average company.

MaximAggressive Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Portfolios. It is designed for an investor who is willing to take on a greater degree of risk now for the chance of better returns later and places a higher priority on investment growth than on safety. This investor typically is comfortable riding out the ups and downs of the markets. This Portfolio would not be appropriate for an investor with a short investment horizon.

MaximModerately Aggressive Profile Portfolio seeks to achieve a high total return on investment through long-term capital appreciation by investing in other Maxim Portfolios. It is designed for an investor who is willing to take on a slightly greater degree of risk now for the chance of better returns later and places a high priority on investment growth but also seeks some safety. This investor typically is comfortable riding out the ups and downs of the markets but is not comfortable with the volatility that would be associated with the Maxim Aggressive Profile Portfolio. This Portfolio would not be appropriate for an investor with a short investment horizon.

Maxim Moderate Profile Portfolio seeks to achieve a high total return on investment through long-term

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



     capital appreciation by investing in other Maxim Portfolios. This investor likes the potential for higher returns but seeks more safety than an aggressive or moderately aggressive investor.

MaximModerately Conservative Profile Portfolio seeks to achieve the highest possible total return consistent with reasonable risk through a combination of income and capital appreciation by investing in other Maxim Portfolios. This Portfolio is designed for an investor who places a priority on investment safety but is willing to take some risk for a potential higher return on investment. This investor may be approaching retirement or simply prefers to take less risk than other investors.

MaximConservative Profile Portfolio seeks to achieve total return consistent with preservation of capital primarily through fixed income investments by investing in other Maxim Portfolios. This Portfolio is designed for an investors whose highest priority is safety for which the investor is willing to accept lower potential return on investment. This investor may be approaching retirement or simply prefers to take less risk than other investors.

On page 5, under the heading Maxim Series Fund, Inc. Annual Expenses, please insert the following:

                       Maxim                 Maxim                 Maxim Small-          Maxim                 Maxim MidCap
                       Value Index           Growth Index          Cap Aggressive        Blue Chip             Growth
                                                                   Growth
------------------------------------------------------------------------------------------------------------------------------------
Management                    .60%                  .60%                  1.00%                 1.00%                 1.00%
Fees
Other Expenses                None                  None                  .30%                  .15%                  .05%
Total Expenses                .60%                  .60%                  1.30%                 1.15%                 1.05%
------------------------------------------------------------------------------------------------------------------------------------



                       Maxim                 Maxim                 Maxim                 Maxim                 Maxim
                       Aggressive            Moderately            Moderate Profile      Moderately            Conservative
                       Profile               Aggressive                                  Conservative          Profile
                                             Profile                                     Profile
------------------------------------------------------------------------------------------------------------------------------------
Management                    ..25%                 .25%                  .25%                  .25%                  .25%
Fees
Other Expenses                None                  None                  None                  None                  None
Total Expenses                .25%                  .25%                  .25%                  .25%                  .25%
------------------------------------------------------------------------------------------------------------------------------------


                                          Minimum Total Maxim Series                Maximum Total Maxim Series
                                          Fund Annual Expenses*                     Fund Annual Expenses**
Aggressive Profile+                                        1.05%                                     1.51%
Moderately Aggressive Profile+                             1.01%                                     1.44%
Moderate Profile+                                          0.97%                                     1.35%
Moderately Conservative Profile+                           0.96%                                     1.26%
Conservative Profile+                                      0.85%                                     1.11%


+ Each Profile Portfolio will invest in shares of other Maxim Portfolios ("Underlying Portfolios"). Therefore, each Profile Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each Profile Portfolio will be net of the Underlying Portfolios expenses.

* The Minimum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those for the Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the lowest Total Annual Expenses.

** The Maximum Fees are determined by assuming the allocation of each Profile Portfolio's assets to those for the Underlying Portfolios (please see the Maxim Series Fund prospectus for the Profile Portfolios for further information on the Profile Portfolios) with the highest Total Annual Expenses.

On page 6, under the heading Example 1, please add Maxim Value Index and Maxim Growth Index to the Example for he Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities, Maxim Small-Cap Index and Maxim Total Return and insert the following:

Investment Division                                   1 Year                 3 Year
-------------------------------------------------------------------------------------------
Maxim Small-Cap Aggressive                            $26.84                 $86.53
Growth
Maxim Blue Chip                                       $25.31                 $81.70
Maxim MidCap Growth                                   $24.28                 $78.47
Maxim Aggressive Profile*                             $26.64                 $85.89
Maxim Moderately Aggressive                           $26.13                 $84.28
Profile*
Maxim Moderate Profile*                               $25.41                 $82.03
Maxim Moderately Conservative                         $24.90                 $80.41
Profile*
Maxim  Conservative Profile*                          $23.56                 $76.20


* The Examples of Expenses for the Profile Portfolios are calculated using the midpoint of the minimum and maximum fees set forth under Maxim Series Fund,
Inc. Annual Expenses.

On page 7, under the heading Example 2, please add Maxim Value Index and Maxim
 Growth Index to the Example for he Maxim Bond, Maxim Stock Index, Maxim U.S. Government Securities, Maxim Small-Cap Index and Maxim Total Return and insert the following:

Investment Division                                   1 Year                 3 Year
-------------------------------------------------------------------------------------------
Maxim Small-Cap Aggressive                            $86.84                $146.53
Growth
Maxim Blue Chip                                       $85.31                $141.70
Maxim MidCap Growth                                   $84.28                $138.47
Maxim Aggressive Profile*                             $86.64                $145.89
Maxim Moderately Aggressive                           $86.13                $144.28
Profile*
Maxim Moderate Profile*                               $85.41                $142.03
Maxim Moderately Conservative                         $84.90                $140.41
Profile*
Maxim  Conservative Profile*                          $83.56                $136.20


* The Examples of Expenses for the Profile Portfolios are calculated using the midpoint of the minimum and maximum fees set forth under Maxim Series Fund,
Inc. Annual Expenses.

On page 13, under the heading Average Annual Total Returns, please insert the following:

Investment Division                         Before         After           Before         After          Before         After
                                            CDSC           CDSC            CDSC           CDSC           CDSC 10        CDSC 10
                                            1 Year         1 Year          5 Year         5 Year         Year or        Year or
                                                                                                         Since          Since
                                                                                                         Inception      Inception
Maxim Value Index                              19.14%         13.10%           N/A            N/A           15.91%         14.42%
Maxim Growth Index                             20.59%         14.55%           N/A            N/A           17.55%         16.10%


                  4







Maxim Small-Cap
Aggressive Growth                              28.49%         22.45%           N/A            N/A           24.45%         22.24%
Maxim Blue Chip                                  N/A            N/A            N/A            N/A             N/A            N/A
Maxim MidCap Growth                              N/A            N/A            N/A            N/A             N/A            N/A
Maxim Aggressive Profile                         N/A            N/A            N/A            N/A             N/A            N/A
Maxim Moderately
Aggressive Profile                               N/A            N/A            N/A            N/A             N/A            N/A
Maxim Moderate Profile                           N/A            N/A            N/A            N/A             N/A            N/A
Maxim Moderately
Conservative Profile                             N/A            N/A            N/A            N/A             N/A            N/A
Maxim Conservative Profile                       N/A            N/A            N/A            N/A             N/A            N/A


On page 14, please insert the following in the first table:

Investment Division                         Before         After           Before         After          Before         After
                                            CDSC           CDSC            CDSC           CDSC           CDSC 10        CDSC 10
                                            1 Year         1 Year          5 Year         5 Year         Year or        Year or
                                                                                                         Since          Since
                                                                                                         Inception      Inception
Maxim Value Index                              19.14%         13.15%           N/A            N/A           15.91%         13.96%
Maxim Growth Index                             20.59%         14.52%           N/A            N/A           17.55%         15.57%
Maxim Small-Cap
Aggressive Growth                              28.49%         22.03%           N/A            N/A           24.45%         21.50%
Maxim Blue Chip                                  N/A            N/A            N/A            N/A             N/A            N/A
Maxim MidCap Growth                              N/A            N/A            N/A            N/A             N/A            N/A
Maxim Aggressive Profile                         N/A            N/A            N/A            N/A             N/A            N/A
Maxim Moderately
Aggressive Profile                               N/A            N/A            N/A            N/A             N/A            N/A
Maxim Moderate Profile                           N/A            N/A            N/A            N/A             N/A            N/A
Maxim Moderately
Conservative Profile                             N/A            N/A            N/A            N/A             N/A            N/A
Maxim Conservative Profile                       N/A            N/A            N/A            N/A             N/A            N/A


On page 14, please insert the following to the second table:

Investment Division                             1 Year         5 Year        10 Year or Since
                                                                             Inception
Maxim Value Index                                  19.14%          N/A                  15.91%
Maxim Growth Index                                 20.59%          N/A                  17.55%
Maxim Small-Cap Aggressive Growth                  28.49%          N/A                  24.45%
Maxim Blue Chip                                     N/A            N/A                    N/A
Maxim MidCap Growth                                 N/A            N/A                    N/A
Maxim Aggressive Profile                            N/A            N/A                    N/A
Maxim Moderately Aggressive Profile                 N/A            N/A                    N/A
Maxim Moderate Profile                              N/A            N/A                    N/A
Maxim Moderately Conservative Profile               N/A            N/A                    N/A
Maxim Conservative Profile                          N/A            N/A                    N/A


On page 15, Please insert the following to the existing chart:


Investment Division                               Portfolio Inception      Investment Division
                                                          Date             Inception In Contract
Maxim Value Index                                   December 1, 1993            September 11, 1997


                  5






Maxim Growth Index                                  December 1, 1993            September 11, 1997
Maxim Small-Cap Aggressive Growth                   November 1, 1994            September 11, 1997
Maxim Blue Chip                                       July 1, 1997              September 11, 1997
Maxim MidCap Growth                                   July 1, 1997              September 11, 1997
Maxim Aggressive Profile                           September 10, 1997           September 11, 1997
Maxim Moderately Aggressive Profile                September 10, 1997           September 11, 1997
Maxim Moderate Profile                             September 10, 1997           September 11, 1997
Maxim Moderately Conservative Profile              September 10, 1997           September 11, 1997
Maxim Conservative Profile                         September 10, 1997           September 11, 1997


On page 16, in the last paragraph in the first column, the number of Investment Divisions should be revised from "eighteen" to "twenty-eight."

                  6